Convertible Notes Payable - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					4 Months Ended	12 Months Ended
	Feb. 12, 2020	Apr. 25, 2018	Nov. 19, 2017	Nov. 16, 2017	Apr. 25, 2018	Dec. 31, 2020	Dec. 31, 2021	Jan. 05, 2018
Schedule of Convertible Notes [Line Items]
Sale and issuance of common shares	$ 10,000
Fair value per share	$ 10.63
Accrued interest converted into common stock	132,739
Discounted price per share	$ 2.78
Accrued interest	$ 400					$ 23	$ 18
Common stock fair value						$ 300
Convertible Debt [Member]
Schedule of Convertible Notes [Line Items]
Aggregate principal amount of convertible notes	$ 2,800
Accrued interest converted into common stock	1,005,458
Discounted price per share	$ 2.78
Two Thousand And Seventeen Convertible Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds			$ 2,500	$ 2,500
Interest rate			6.00%
Principal and interest maturity date			4 years
Sale of stock			$ 10,000
Conversion price description			outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price
Accrued interest		$ 200			$ 200
Two Thousand And Eighteen Note [Member]
Schedule of Convertible Notes [Line Items]
Interest rate		6.00%			6.00%
Principal and interest maturity date		4 years
Conversion price description		outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.
Accrued interest								$ 100
Two Thousand Eighteen Convertible Notes Payable [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds					$ 300